Schedule of warrants issued and outstanding (Details)	6 Months Ended
	Feb. 28, 2022 shares $ / shares	Feb. 28, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares	Feb. 28, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares
Liability Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding	1,452,843	1,452,843	1,452,843	2,405,614	2,405,369
Warrants outstanding, Average exercise price | (per share)	$ 8.96	$ 8.96	$ 8.96	$ 9.56	$ 9.60
Warrants outstanding, Average remaining contractual life	1 year 11 months 23 days
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 13, 2022
Number of warrants, outstanding	123,159	123,159
Warrants outstanding, Average exercise price | $ / shares		$ 10.50
Warrants outstanding, Average remaining contractual life	14 days
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Dec. 20, 2022
Number of warrants, outstanding	29,066	29,066
Warrants outstanding, Average exercise price | $ / shares		$ 27.00
Warrants outstanding, Average remaining contractual life	9 months 21 days
Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 20, 2023
Number of warrants, outstanding	27,777	27,777
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	1 year 18 days
Warrant Four [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 30, 2023
Number of warrants, outstanding	46,909	46,909
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	1 year 29 days
Warrant Five [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 31, 2023
Number of warrants, outstanding	17,222	17,222
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	1 year 29 days
Warrant Six [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	May 27, 2023
Number of warrants, outstanding	130,304	130,304
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	1 year 2 months 26 days
Warrant Seven [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jul. 08, 2024
Number of warrants, outstanding	445,982	445,982
Warrants outstanding, Average exercise price | $ / shares		$ 7.50
Warrants outstanding, Average remaining contractual life	2 years 4 months 9 days
Warrant Eight [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jul. 25, 2024
Number of warrants, outstanding	401,624	401,624
Warrants outstanding, Average exercise price | $ / shares		$ 7.50
Warrants outstanding, Average remaining contractual life	2 years 4 months 28 days
Warrant Nine [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Aug. 08, 2024
Number of warrants, outstanding	230,800	230,800
Warrants outstanding, Average exercise price | $ / shares		$ 7.50
Warrants outstanding, Average remaining contractual life	2 years 5 months 8 days